INTANGIBLE ASSETS, NET (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS

As of March 31, 2025 and December 31, 2024, intangible assets, net consist of the following:

	March 31, 2025	December 31, 2024
Patent use right	$17,393,166	$16,582,795
Trademarks	1,256,268	1,237,820
Customer Relationships	195,786	192,911
Others	105,161	159,321
Subtotal	18,950,381	18,172,847
Less: accumulated amortization	(2,187,582)	(2,072,849)
Less: accumulated impairment	(15,219,020)	(14,509,946)
Intangible assets, net	$1,543,779	$1,590,052

As of December 31, 2024 and 2023, intangible assets, net consist of the following:

	December 31, 2024	December 31, 2023
Assembled workforce	$—	$8,976,567
Patent use right	16,582,795	18,435,140
Trademarks	1,237,820	—
Customer Relationships	192,911	—
Others	159,321	212,190
Subtotal	18,172,847	27,623,897
Less: accumulated amortization	(2,072,849)	(7,884,621)
Less: accumulated impairment	(14,509,946)	—
Intangible assets, net	$1,590,052	$19,739,276

SCHEDULE OF FUTURE AMORTIZATION EXPENSE OF INTANGIBLE ASSETS

Estimated future amortization expense related to intangible assets as of March 31, 2025 is as follows:

Years ending December 31,	Amortization Expense
Remaining of 2025	$120,921
2026	161,229
2027	161,229
2028	83,967
2029	63,764
Thereafter	952,669
Total	$1,543,779

Estimated future amortization expense related to intangible assets as of December 31, 2024 is as follows:

For the Years Ended December 31,	Amortization Expenses
2025	$133,945
2026	160,734
2027	160,734
2028	78,365
2029	61,891
Thereafter	994,383
Total	$1,590,052